Operating costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Labour costs
Wages, salaries and related taxes and benefits	$ (1,091)	$ (1,093)	$ (2,150)	$ (2,153)
Post-employment benefit plans service cost (net of capitalized amounts)	(58)	(63)	(127)	(136)
Other labour costs	(257)	(262)	(486)	(510)
Less:
Capitalized labour	271	278	515	522
Total labour costs	(1,135)	(1,140)	(2,248)	(2,277)
Cost of revenues	(1,713)	(1,717)	(3,458)	(3,424)
Other operating costs	(487)	(499)	(954)	(991)
Total operating costs	$ (3,335)	$ (3,356)	$ (6,660)	$ (6,692)